STATEMENT OF OPERATIONS - USD ($)		3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 02, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from operations						$ (99,154,000)	$ (27,764,000)	$ (62,185,000)	$ 29,755,000	$ 126,063,000
Other income (expense):
Total other income (expense)								(32,522,000)	(44,578,000)	(45,155,000)
Net income (loss)						$ (92,938,000)	$ (39,135,000)	$ (69,503,000)	$ (7,567,000)	$ 61,453,000
Basic weighted average shares outstanding						30,839,870	27,870,539	27,906,742	27,779,339	27,623,415
Diluted weighted average shares outstanding						30,839,870	27,870,539	27,906,742	27,779,339	28,197,409
Earnings Per Share, Basic						$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.22
Earnings Per Share, Diluted						$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.18
Seaport Global Acquisition Corp
Formation and operating costs		$ 500,559			$ 191,371	$ 1,416,280
Loss from operations		(500,559)			(191,371)	(1,416,280)
Other income (expense):
Interest Income from securities held in Trust Account		1,869			6,702	23,867
Transaction costs allocable to warrant liability					(861,400)
Compensation Expense - private placement warrants					(2,297,689)
Change in fair value of warrant liability	$ (8,400,000)	(1,344,965)			5,441,188	855,644
Total other income (expense)		(1,343,096)			(2,288,801)	879,511
Net income (loss)		(1,843,655)	$ (3,821,824)	$ 5,128,710	2,097,430	(536,769)
Class A Common Stock | Seaport Global Acquisition Corp
Other income (expense):
Net income (loss)		$ (1,843,655)			$ 2,097,430	$ (536,769)
Basic weighted average shares outstanding		14,375,000			2,605,469	14,375,000
Diluted weighted average shares outstanding		14,375,000			2,605,469	14,375,000
Earnings Per Share, Basic		$ (0.10)			$ 0.34	$ (0.03)
Earnings Per Share, Diluted		$ (0.10)			$ 0.34	$ (0.03)
Class A redeemable common stock | Seaport Global Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding					2,605,469
Diluted weighted average shares outstanding					2,605,469
Earnings Per Share, Basic					$ 0.34
Earnings Per Share, Diluted					$ 0.34
Class B non-redeemable common stock | Seaport Global Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding		3,593,750			3,593,750	3,593,750
Diluted weighted average shares outstanding		3,593,750			3,593,750	3,593,750
Earnings Per Share, Basic		$ (0.10)			$ 0.34	$ (0.03)
Earnings Per Share, Diluted		$ (0.01)			$ 0.34	$ (0.03)